Xtrackers International Real Estate ETF Investment Objectives and Goals - Xtrackers International Real Estate ETF	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Xtrackers International Real Estate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index.